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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  [DECEMBER 31, 2002]

Check here if Amendment  [  ]                    Amendment No.:    _______
         This Amendment (Check only one):        [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             [PEGASUS INVESTMENTS, INC.]
Address:          [141 PORTLAND STREET, SUITE 300    ]
                  [BOSTON, MA 02114 ]

Form 13F File Number:       [       ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    [BRIAN M.O. KOPPERL]
Title:   [MANAGING DIRECTOR]
Phone:   [(617) 367-8500]

Signature, place and date of signing:

/s/  [BRIAN M.O. KOPPERL]  [BOSTON, MA]                 [2/11/03]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Infomation Table Entry Total:      33

Form 13F Information Table Value Total:     $61,841 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5              COLUMN 6    COLUMN 7       COLUMN 8
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                                 TITLE                    VALUE      SHARES OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP      (X1000)      PRN AMT   PRN CALL   DSCRETN     MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

AEGIS RLTY INC                     COM       00760P104       822        72000      SH        SOLE                 72000
AMERICAN FINL HLDGS INC            COM        26075101      2067        69191      SH        SOLE                 69191
AMERICAN WTR WKS INC               COM        30411102      2477        54456      SH        SOLE                 54456
AMERIPATH INC                      COM       03071D109      1226        57000      SH        SOLE                 57000
BANK UTD CORP LITIGATN CONT       RIGHT       65416117        15       149477      SH        SOLE                149477
CENTER TR INC                      COM       151845104      2421       310500      SH        SOLE                310500
COMMONWEALTH BANCORP INC           COM       20268X102      3262        70342      SH        SOLE                 70342
DAVE & BUSTERS INC                 COM       23833N104       244        28150      SH        SOLE                 28150
DOLE FOOD INC                      COM       256605106      2256        69255      SH        SOLE                 69255
DREYERS GRAND ICE CREAM INC        COM       261878102      3132        44138      SH        SOLE                 44138
FEI CO                             COM       30241L109      1479        96677      SH        SOLE                 96677
GRANITE ST BANKSHARES INC          COM       387472103      2464        56400      SH        SOLE                 56400
HOLLYWOOD CASINO CORP              CL A      436132203      2684       218603      SH        SOLE                218603
HOUSEHOLD INTL INC                 COM       441815107      3048       109570      SH        SOLE                109570
HBC HOLDINGS JUNE 2003 60 PUTS     OPT       4042809R2       196          255      PUT       SOLE                   255
IRT PPTY CO                        COM       450058102      3846       324054      SH        SOLE                324054
JDN RLTY CORP                      COM       465917102      4294       392001      SH        SOLE                392001
RTS ELAN CORP PLC                 RIGHT      G29539148         3      2515550      SH        SOLE               2515550
ORAPHARMA INC                      COM       6.86E+110      1703       232756      SH        SOLE                232756
P & O PRINCESS CRUISES PLC         ADR       693070104      2513        90600      SH        SOLE                 90600
PANAMERICAN BEVERAGE INC           COM       P74823108       208        10000      SH        SOLE                 10000
PANAMSAT CORP NEW                  COM       697933109       512        35000      SH        SOLE                 35000
PHARMACIA CORP                     COM       71713U102      4918       117649      SH        SOLE                117649
QUINTILES TRANSNATIONAL CORP       COM       748767100      1090        90000      SH        SOLE                 90000
ROYAL APPLIANCE MFG CO             COM       780076105       388        52100      SH        SOLE                 52100
SYNCOR INTL CORP DEL               COM       87157J106      2194        79123      SH        SOLE                 79123
TAUBMAN CTRS INC                   COM       876664103      2451       151000      SH        SOLE                151000
TICKETMASTER                       CL B      88633P203      3391       159793      SH        SOLE                159793
TRIANGLE PHARMACEUTICALS INC       COM       89589H104      1211       203900      SH        SOLE                203900
UNILAB CORP NEW                    COM N     904763208      1113        60826      SH        SOLE                 60826
UNIVISION COMMUNICATIONS INC       CL A      914906102      1811        73933      SH        SOLE                 73933
VEECO INSTRS INC DEL               COM       922417100       685        59259      SH        SOLE                 59259
WARREN BANCORP INC                 COM       934710104      1717       108903      SH        SOLE                108903

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